SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (421,070)	$ (414,003)
Property and equipment, net	58,112	76,470
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	87,117	89,170
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	24,835	25,420
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	24,781	25,365
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 342,449	$ 350,518